Expense Example {- Money Market Portfolio} - 03.31 FIMM Funds Class 1 Combo PRO-10 - Money Market Portfolio - Class I	May 28, 2022 USD ($)
Expense Example:
1 year	$ 18
3 years	64
5 years	114
10 years	$ 264